LONG-TERM INVESTMENTS (Narrative) (Details) (USD $)	12 Months Ended							12 Months Ended		1 Months Ended	3 Months Ended		1 Months Ended	2 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2010 Spreadtrum Shanghai [Member] Zhanxiang [Member]	Dec. 31, 2009 Spreadtrum Shanghai [Member] Zhanxiang [Member]	May 31, 2012 Spreadtrum Shanghai [Member] Company C1 [Member]	May 31, 2012 Spreadtrum Shanghai [Member] Yun Zhi Lang [Member]	Dec. 31, 2012 Spreadtrum Tianjin [Member] Spreadzoom [Member]	May 31, 2012 Spreadtrum Tianjin [Member] Spreadzoom [Member]	Dec. 31, 2010 Spreadtrum Tianjin [Member] Shanghai Mobil [Member]	Jun. 30, 2012 Spreadtrum Tianjin [Member] Thunder Software [Member]	Jun. 30, 2012 Spreadtrum [Member] Able [Member]	Mar. 31, 2012 Spreadtrum [Member] Micromax [Member]	Aug. 31, 2012 Spreadtrum [Member] Company C2 [Member]	Dec. 31, 2012 Spreadtrum [Member] Company G [Member]	Oct. 31, 2011 Spreadtrum [Member] Zoom [Member]	May 31, 2012 Spreadtrum [Member] Walden [Member]	Dec. 31, 2012 Spreadtrum [Member] Fingermedia & iFly [Member]
Schedule of Investments [Line Items]
Registered Capital					$ 28,300,000
Contributed Capital				6,800,000
Consideration paid in cash				6,500,000	300,000	1,600,000	1,600,000		4,800,000	2,800,000	2,400,000	1,100,000	10,000,000	8,500,000	7,800,000	2,900,000	1,000,000	800,000
Cost method investment, ownership percentage										4.00%	3.00%		1.20%	10.00%	5.00%	8.30%	1.30%	6.00%
Additional cash payment to acquire interest in entity	673,568
Equity method investment, ownership percentage				24.00%	24.00%	10.00%	45.00%		10.00%			30.00%
Deposit for land rights				(6,800,000)	6,800,000
Engineering service fee revenue								4,400,000
Equity investment loss	$ (600,386)	$ (1,184,716)	$ (114,560)